Capital and Treasury Stock (Tables)	12 Months Ended
Dec. 30, 2012
Equity [Abstract]
Changes in treasury stock
Changes in treasury stock were:

	Treasury Stock
(Amounts in Millions Except Treasury Stock Shares in Thousands)	Shares	Amount
Balance at January 3, 2010	365,522	$19,780
Employee compensation and stock option plans	(28,866)	(1,794)
Repurchase of common stock	45,090	2,797
Balance at January 2, 2011	381,746	20,783
Employee compensation and stock option plans	(26,007)	(1,649)
Repurchase of common stock	39,741	2,525
Balance at January 1, 2012	395,480	21,659
Employee compensation and stock option plans	(55,170)	(3,250)
Issuance of common stock associated with the acquisition of Synthes, Inc.	(203,740)	(12,852)
Repurchase of common stock (1)	204,784	12,919
Balance at December 30, 2012	341,354	$18,476